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June 10, 1998

Reference: Accession Number: 0000950109-98-003496
           CIK: 0000892272
           Company: Colorado Municipals Portfolio
           File Number: 811-07178

An N-30D EDGAR filing was transmitted, accepted and disseminated on May 27, 1998 for the above incorrect registrant. Please disregard this erroneous filing.

The correct submission was subsequently resubmitted correctly with the following information:

Accession Number: 0000950109-98-003515
CIK; 0000892279
Company: New York Municipals Portfolio
File Number: 811-07200

Please disregard the erroneous filing.

Colorado Municipals Portfolio
Eaton Vance